UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7616

        Nuveen Missouri Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Missouri Premium Income Municipal Fund (NOM)
	August 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.2% (2.1% of Total Investments)
$ 1,000	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble	No Opt. Call	AA–	$985,090
	Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)

	Education and Civic Organizations – 3.7% (2.4% of Total Investments)
250	Lincoln University, Missouri, Auxillary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 –	6/17 at 100.00	AAA	250,593
	AGC Insured
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Louis Priory School,	2/09 at 100.00	A3	501,400
	Series 2000, 5.650%, 2/01/25
365	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/11 at 100.00	A2	382,491
	Series 2001, 5.500%, 4/01/18 – MBIA Insured

1,115	Total Education and Civic Organizations			1,134,484

	Health Care – 20.6% (13.2% of Total Investments)
710	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	639,213
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/27
480	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	N/R	437,880
480	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	372,101
	Medical Center, Series 2007, 5.000%, 12/01/37
750	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman	2/15 at 102.00	BBB+	737,775
	Health System, Series 2004, 5.500%, 2/15/29
500	Missouri Health & Educational Facilities Authority, Saint Lukes Episcopal-Presbyterian	6/11 at 101.00	AAA	509,155
	Hospitals Revenue Bonds, Series 2001, 5.250%, 12/01/26 – FSA Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System,
	Series 2003:
1,500	5.125%, 5/15/25	5/13 at 100.00	AA	1,510,170
1,155	5.250%, 5/15/32	5/13 at 100.00	AA	1,154,908
425	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/09 at 100.00	N/R	425,378
	System, Series 1996, 6.500%, 2/15/21
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health	2/14 at 100.00	BBB+	494,030
	System, Series 2003, 5.700%, 2/15/34

6,500	Total Health Care			6,280,610

	Housing/Multifamily – 7.5% (4.8% of Total Investments)
410	Jefferson County Industrial Development Authority, Missouri, Multifamily Housing Revenue	12/11 at 100.00	N/R	399,935
	Bonds, Lakewood Apartments Project, Series 2001B, 5.750%, 11/01/34 (Mandatory put 11/01/16)
	(Alternative Minimum Tax)
295	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Series 2001II,	12/11 at 100.00	AA	304,794
	5.250%, 12/01/16
500	St. Charles County Industrial Development Authority, Missouri, FHA-Insured Multifamily Housing	10/08 at 102.00	AAA	477,685
	Revenue Bonds, Ashwood Apartments, Series 1998A, 5.600%, 4/01/30 – FSA Insured (Alternative
	Minimum Tax)
485	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Multifamily	10/08 at 101.00	AAA	496,601
	Housing Revenue Refunding Bonds, South Summit Apartments, Series 1997A, 5.950%, 4/20/17
600	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Multifamily	10/08 at 101.00	AAA	614,382
	Housing Revenue Refunding Bonds, South Summit Apartments, Series 1997B, 6.000%, 10/20/15
	(Alternative Minimum Tax)

2,290	Total Housing/Multifamily			2,293,397

	Housing/Single Family – 8.0% (5.1% of Total Investments)
85	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/10 at 100.00	AAA	88,543
	Loan Program, Series 2000B-1, 6.250%, 3/01/31 (Alternative Minimum Tax)
675	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/16 at 104.50	AAA	680,873
	Loan Program, Series 2006E-1, 5.600%, 3/01/37 (Alternative Minimum Tax)
955	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	9/16 at 100.00	AAA	834,976
	Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)
1,000	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/17 at 100.00	AAA	831,520
	Loan Program, Series 2007C-1, 4.800%, 9/01/38 (Alternative Minimum Tax)

2,715	Total Housing/Single Family			2,435,912

	Long-Term Care – 8.3% (5.3% of Total Investments)
1,750	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	1,686,248
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
475	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village	8/17 at 100.00	N/R	395,404
	Obligated Group, Series 2007A, 5.125%, 8/15/32
500	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	N/R	459,275
	of West County, Series 2007A, 5.500%, 9/01/28

2,725	Total Long-Term Care			2,540,927

	Materials – 2.2% (1.4% of Total Investments)
750	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc.,	6/13 at 101.00	BBB	658,208
	Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)

	Tax Obligation/General – 30.8% (19.7% of Total Investments)
1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds,	No Opt. Call	AAA	1,579,155
	Series 2005, 5.250%, 3/01/24 – FSA Insured
500	Jackson County School District R-7, Lees Summit, Missouri, General Obligation Refunding and	3/12 at 100.00	AAA	537,065
	Improvement Bonds, Series 2002, 5.250%, 3/01/18 – FSA Insured
500	Missouri School Boards Association, Lease Participation Certificates, Clay County School	3/17 at 100.00	AAA	522,665
	District 53 Liberty, Series 2007, 5.250%, 3/01/27 – FSA Insured
1,630	North Kansas City School District, Missouri, General Obligation Bonds, Series 2003A,	3/13 at 100.00	AA+	1,695,917
	5.000%, 3/01/23
1,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AA	1,037,400
	MBIA Insured
2,020	Ritenour Consolidated School District, St. Louis County, Missouri, General Obligation Bonds,	No Opt. Call	A1	2,266,844
	Series 1995, 7.375%, 2/01/12 – FGIC Insured
1,405	St. Louis Board of Education, Missouri, General Obligation Refunding Bonds, Series 2003A,	4/13 at 100.00	AAA	1,479,872
	5.000%, 4/01/19 – FSA Insured
270	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	288,619
	2004, 5.250%, 3/01/20 – FSA Insured

8,825	Total Tax Obligation/General			9,407,537

	Tax Obligation/Limited – 28.0% (17.9% of Total Investments)
600	Chesterfield, Missouri, Certificates of Participation, Series 2005, 5.000%, 12/01/24 –	12/15 at 100.00	Aa1	603,216
	FGIC Insured
80	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	71,933
465	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series	4/14 at 100.00	N/R	465,256
	2006, 4.500%, 4/01/21
315	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series	6/16 at 100.00	N/R	262,975
	2006, 5.000%, 6/01/28
475	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds,	6/14 at 102.00	N/R	424,123
	Briarcliff West Project, Series 2006A, 5.400%, 6/01/24
415	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds,	3/16 at 100.00	A+	403,268
	Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28
360	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing	6/15 at 100.00	BBB+	303,685
	Project, Series 2005A, 5.000%, 6/01/35
450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement	3/10 at 101.00	AA	471,605
	Bonds, Series 1999, 5.750%, 3/01/19 – MBIA Insured
500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development	5/12 at 102.00	N/R	439,400
	District, Series 2006, 5.000%, 5/01/23
200	Riverside Industrial Development Authority, Missouri, Industrial Development Revenue Bonds,	5/17 at 100.00	BBB	180,238
	Riverside Horizon, Series 2007A, 5.000%, 5/01/27 – ACA Insured
600	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004,	5/15 at 100.00	BBB	582,384
	5.250%, 5/01/20
1,380	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley	11/11 at 100.00	Aa3	1,399,292
	Park Parking Garage, Series 2002D, 5.000%, 11/01/22 – AMBAC Insured
2,000	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	6/10 at 100.00	AA	2,101,600
	Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured
	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North
	Village Project, Series 2005A:
340	5.375%, 11/01/24	11/14 at 100.00	N/R	306,918
400	5.500%, 11/01/27	11/14 at 100.00	N/R	359,912
200	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North	11/14 at 100.00	N/R	179,956
	Village Project, Series 2005B, 5.500%, 11/01/27

8,780	Total Tax Obligation/Limited			8,555,761

	Transportation – 4.9% (3.1% of Total Investments)
500	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International	4/11 at 101.00	AA	477,050
	Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)
1,000	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement	9/09 at 102.00	N/R	1,012,770
	Bonds, LCRA Parking Facilities, Series 1999C, 7.000%, 9/01/19

1,500	Total Transportation			1,489,820

	U.S. Guaranteed – 24.1% (15.4% of Total Investments) (4)
685	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R (4)	771,269
	Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AA (4)	2,702,771
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured
1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical	12/10 at 101.00	A (4)	1,094,980
	Center, Series 2000, 6.250%, 12/01/30 (Pre-refunded 12/01/10)
80	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AAA	89,111
	2004, 5.250%, 3/01/20 (Pre-refunded 3/01/14) – FSA Insured
500	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1993D, 5.650%,	No Opt. Call	N/R (4)	549,640
	7/01/20 (Alternative Minimum Tax) (ETM)
1,000	St. Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Carnahan	2/12 at 100.00	N/R (4)	1,103,610
	Courthouse, Series 2002A, 5.750%, 2/15/16 (Pre-refunded 2/15/12) – FGIC Insured
950	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000,	6/10 at 100.00	N/R (4)	1,031,558
	7.250%, 6/15/25 (Pre-refunded 6/15/10)

6,715	Total U.S. Guaranteed			7,342,939

	Water and Sewer – 15.1% (9.6% of Total Investments)
640	Metropolitan St. Louis Sewerage District, Missouri, Revenue Bonds, Wastewater System, Series	5/14 at 100.00	AA	668,032
	2004A, 5.000%, 5/01/20 – MBIA Insured
2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA	2,499,287
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 –
	AMBAC Insured (Alternative Minimum Tax) (UB)
1,000	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and	1/13 at 100.00	Aaa	1,049,020
	Drinking Water Revenue Bonds, Series 2003B, 5.125%, 1/01/21
350	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control	No Opt. Call	Aaa	395,430
	Revenue Bonds, State Revolving Fund Program – Kansas City Project, Series 1997C,
	6.750%, 1/01/12

4,955	Total Water and Sewer			4,611,769

$ 47,870	Total Investments (cost $48,227,527) – 156.4%			47,736,454

	Floating Rate Obligations – (7.3)%			(2,225,000)

	Other Assets Less Liabilities – 3.3%			1,017,566

	Preferred Shares, at Liquidation Value – (52.4)% (5)			(16,000,000)

	Net Assets Applicable to Common Shares – 100%			$30,529,020

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of August 31, 2008. Subsequent to August 31, 2008, and during the period this
Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.5)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of August 31, 2008:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$47,736,454	$ —	$47,736,454

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2008, the cost of investments was $45,986,362.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 1,387,887
Depreciation	(1,862,009)

Net unrealized appreciation (depreciation) of investments	$ (474,122)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Missouri Premium Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         October 30, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        October 30, 2008